Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies

As of June 30, 2020, the Company had three vessels under construction, two suezmax tankers and one LNG carrier.

The total contracted amount plus extra costs agreed for the three vessels under construction as of June 30, 2020, was $330,183. As of June 30, 2020, the outstanding amount was $269,244. The amount of $134,705 is payable within the second half of 2020 and the amount of $134,539 is payable within 2021.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2020, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July 1 to December 31, 2020	155,650
2021	225,552
2022	143,931
2023	99,415
2024 to 2028	209,835

Minimum charter revenues	834,383

These amounts do not assume any off-hire.